Non-cash transaction (Tables)	12 Months Ended
Dec. 31, 2025
Non-cash transaction
Schedule of noncash transaction
	Additions of property and equipment	Additions and disposals of right-of-use assets	Share-based compensation exercised	Total
As of December 31, 2025
Property and equipment	311	-	-	311
Right-of-use assets	-	(2,969)	-	(2,969)
Trade and other payables	(311)	-	-	(311)
Lease liabilities	-	2,969	-	2,969
Equity settled share-based payment exercised	-	-	(6,100)	(6,100)
Treasury shares reissued	-	-	6,100	6,100

	Additions of property and equipment	Additions and disposals of right-of-use assets	Issuance of shares as consideration	Share-based compensation exercised	Total
As of December 31, 2024
Property and equipment	54	-	-	-	54
Right-of-use assets	-	5,314	-	-	5,314
Trade and other payables	(54)	-	-	-	(54)
Lease liabilities	-	(5,314)	-	-	(5,314)
Equity settled share-based payment exercised	-	-	-	(1,816)	(1,816)
Equity compensation using treasury shares	-	-	(5,825)	-	(5,825)
Treasury shares reissued	-	-	5,825	1,816	7,641

	Additions of property and equipment	Additions and disposals of right-of-use assets	Issuance of shares as consideration	Share-based compensation exercised	Total
As of December 31, 2023
Property and equipment	303	-	-	-	303
Right-of-use assets	-	1,633	-	-	1,633
Trade and other payables	(303)	-	-	-	(303)
Lease liabilities	-	(1,633)	-	-	(1,633)
Equity settled share-based payment exercised	-	-	-	(1,038)	(1,038)
Equity compensation using treasury shares	-	-	(7,815)	-	(7,815)
Treasury shares reissued	-	-	7,815	1,038	8,853